UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21519

Investment Company Act File Number

Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

July 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 101.6%(1)

Security	Shares	Value
Aerospace & Defense — 2.0%
United Technologies Corp.	83,000	$6,178,520

		$6,178,520

Automobiles — 0.2%
Bayerische Motoren Werke AG	9,155	$681,345

		$681,345

Beverages — 1.3%
Anheuser-Busch InBev NV	50,000	$3,956,150

		$3,956,150

Building Products — 0.5%
Compagnie de Saint-Gobain	51,877	$1,562,175

		$1,562,175

Chemicals — 4.8%
Air Products and Chemicals, Inc.	20,000	$1,608,600
BASF SE	22,648	1,653,406
Linde AG	20,250	3,011,789
LyondellBasell Industries NV, Class A	80,000	3,562,400
PPG Industries, Inc.	46,000	5,035,160

		$14,871,355

Commercial Banks — 6.7%
Fifth Third Bancorp	209,000	$2,888,380
PNC Financial Services Group, Inc.	102,000	6,028,200
Toronto-Dominion Bank (The)	40,000	3,147,829
Wells Fargo & Co.	260,000	8,790,600

		$20,855,009

Computers & Peripherals — 2.5%
Apple, Inc.(2)	12,450	$7,603,962

		$7,603,962

Construction & Engineering — 0.8%
Vinci SA	60,000	$2,540,824

		$2,540,824

Consumer Finance — 1.3%
American Express Co.	70,000	$4,039,700

		$4,039,700

Diversified Financial Services — 2.1%
Citigroup, Inc.	99,000	$2,685,870
JPMorgan Chase & Co.	105,000	3,780,000

		$6,465,870

Diversified Telecommunication Services — 7.8%
CenturyLink, Inc.	90,000	$3,738,600
Deutsche Telekom AG	450,000	5,072,375
France Telecom SA	290,000	3,883,417
Koninklijke KPN NV	200,000	1,641,602
TeliaSonera AB	600,000	3,965,443
Telstra Corp., Ltd.	400,000	1,679,904

Security	Shares	Value
Vivendi SA	213,166	$4,042,821

		$24,024,162

Electric Utilities — 0.7%
SSE PLC	100,000	$2,053,962

		$2,053,962

Energy Equipment & Services — 2.6%
Schlumberger, Ltd.	76,000	$5,415,760
Seadrill, Ltd.	66,000	2,572,119

		$7,987,879

Food & Staples Retailing — 0.3%
Casino Guichard-Perrachon SA	10,000	$838,625

		$838,625

Food Products — 2.9%
D.E Master Blenders 1753 NV(2)	140,000	$1,622,479
Hillshire Brands Co.	58,000	1,485,380
Nestle SA ADR	95,000	5,854,850

		$8,962,709

Health Care Providers & Services — 1.7%
Fresenius Medical Care AG & Co. KGaA	46,000	$3,325,240
Humana, Inc.	30,000	1,848,000

		$5,173,240

Hotels, Restaurants & Leisure — 3.0%
Carnival Corp.	96,000	$3,194,880
McDonald’s Corp.	69,000	6,165,840

		$9,360,720

Industrial Conglomerates — 1.0%
Orkla ASA	422,840	$3,018,141

		$3,018,141

Insurance — 6.8%
Aflac, Inc.	148,000	$6,479,440
AXA SA	200,000	2,429,941
MetLife, Inc.	172,000	5,292,440
Old Mutual PLC	656,251	1,615,422
Prudential Financial, Inc.	74,000	3,572,720
Swiss Reinsurance Co., Ltd.(2)	25,000	1,564,964

		$20,954,927

IT Services — 4.9%
Accenture PLC, Class A	110,000	$6,633,000
International Business Machines Corp.	43,000	8,427,140

		$15,060,140

Machinery — 1.7%
Deere & Co.	41,000	$3,149,620
PACCAR, Inc.	55,000	2,200,550

		$5,350,170

Media — 1.5%
Walt Disney Co. (The)	95,000	$4,668,300

		$4,668,300

Metals & Mining — 3.7%
BHP Billiton PLC	175,537	$5,118,464
Freeport-McMoRan Copper & Gold, Inc.	186,000	6,262,620

		$11,381,084

Security	Shares	Value
Multi-Utilities — 4.1%
E.ON AG	75,000	$1,596,147
National Grid PLC	507,000	5,259,009
RWE AG	28,101	1,103,247
Sempra Energy	66,000	4,647,060

		$12,605,463

Oil, Gas & Consumable Fuels — 9.0%
Chevron Corp.	60,000	$6,574,800
ENI SpA	277,000	5,711,808
Exxon Mobil Corp.	30,000	2,605,500
Occidental Petroleum Corp.	60,000	5,221,800
Phillips 66	110,000	4,136,000
Royal Dutch Shell PLC, Class A	104,000	3,534,227

		$27,784,135

Pharmaceuticals — 5.2%
Johnson & Johnson	52,000	$3,599,440
Pfizer, Inc.	180,000	4,327,200
Sanofi	100,000	8,158,749

		$16,085,389

Real Estate Investment Trusts (REITs) — 1.2%
AvalonBay Communities, Inc.	25,000	$3,677,250

		$3,677,250

Road & Rail — 2.6%
Canadian National Railway Co.	47,000	$4,139,760
Union Pacific Corp.	32,000	3,923,520

		$8,063,280

Semiconductors & Semiconductor Equipment — 1.3%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	296,000	$4,135,120

		$4,135,120

Software — 4.0%
Microsoft Corp.	271,000	$7,986,370
Oracle Corp.	145,000	4,379,000

		$12,365,370

Specialty Retail — 3.3%
Home Depot, Inc. (The)	79,000	$4,122,220
Industria de Diseno Textil SA	44,000	4,528,469
Kingfisher PLC	400,000	1,668,281

		$10,318,970

Textiles, Apparel & Luxury Goods — 1.1%
Adidas AG	46,000	$3,450,101

		$3,450,101

Tobacco — 4.0%
British American Tobacco PLC	83,000	$4,408,505
Japan Tobacco, Inc.	127,000	3,989,649
Philip Morris International, Inc.	44,000	4,023,360

		$12,421,514

Water Utilities — 2.7%
Severn Trent PLC	40,584	$1,096,204
United Utilities Group PLC	690,000	7,378,929

		$8,475,133

Wireless Telecommunication Services — 2.3%
Millicom International Cellular SA SDR	30,000	$2,712,015

Security	Shares	Value
Vodafone Group PLC ADR	155,000	$4,456,250

		$7,168,265

Total Common Stocks (identified cost $277,306,861)		$314,138,959

Preferred Stocks — 23.9%

Security	Shares	Value
Capital Markets — 0.4%
Charles Schwab Corp. (The), 7.00%(3)	1,225	$1,386,715

		$1,386,715

Commercial Banks — 11.1%
Bank of America Corp., 8.125%(3)	2,394	$2,627,517
Barclays Bank PLC, Series 3, 7.10%	55,883	1,405,457
BNP Paribas, 7.195%(3)(4)	10.58	976,740
Countrywide Capital V, 7.00%	23,000	572,700
Deutsche Bank Contingent Capital Trust III, 7.60%	35,564	926,087
Farm Credit Bank of Texas, Series 1, 10.00%	1,961	2,279,050
First Niagara Financial Group, Inc., Series B, 8.625%(3)	54,425	1,610,980
First Republic Bank, Series A, 6.70%	38,900	1,032,406
First Republic Bank, Series B, 6.20%	31,000	811,657
HSBC Capital Funding LP, 10.176%(3)(4)	818	1,086,697
JPMorgan Chase & Co., Series 1, 7.90%(3)	4,780	5,388,907
KeyCorp, Series A, 7.75%	25,440	2,947,224
Landsbanki Islands HF, 7.431%(2)(3)(4)(5)(6)	2,150	0
Lloyds Banking Group PLC, 6.267%(3)(4)	1,218	765,397
Lloyds Banking Group PLC, 6.657%(3)(4)	1,878	1,376,469
PNC Financial Services Group, Inc., Series P, 6.125%(3)	80,500	2,198,455
Royal Bank of Scotland Group PLC, Series F, 7.65%	3,978	94,836
Royal Bank of Scotland Group PLC, Series Q, 6.75%	5,550	110,223
Royal Bank of Scotland Group PLC, Series S, 6.60%	64,940	1,280,617
Royal Bank of Scotland Group PLC, Series T, 7.25%	22,350	490,359
Standard Chartered PLC, 6.409%(3)(4)	4.87	470,599
Standard Chartered PLC, 7.014%(3)(4)	17.37	1,745,909
U.S. Bancorp, Series F, 6.50%(3)	44,677	1,298,425
Wells Fargo & Co., Series L, 7.50%	2,460	2,846,220

		$34,342,931

Consumer Finance — 0.9%
Ally Financial, Inc., Series A, 8.50%(3)	120,975	$2,820,230

		$2,820,230

Diversified Financial Services — 0.7%
Citigroup Capital XI, 6.00%	21,335	$533,161
RBS Capital Funding Trust VII, Series G, 6.08%	109,772	1,667,437

		$2,200,598

Electric Utilities — 2.8%
Entergy Arkansas, Inc., 6.45%	110,721	$2,795,705
Entergy Louisiana, LLC, 6.95%	1,195	121,031
NextEra Energy Capital Holdings, Inc., Series G, 5.70%	39,000	1,058,519
Southern California Edison Co., Series C, 6.00%	4,431	446,008
Southern California Edison Co., Series D, 6.50%	15,570	1,658,693
Southern California Edison Co., Series E, 6.25%(3)	861	953,668
Virginia Electric and Power Co., 6.12%	15	1,584,298

		$8,617,922

Security	Shares	Value
Food Products — 0.9%
Dairy Farmers of America, 7.875%(4)	22,100	$2,261,798
Ocean Spray Cranberries, Inc., 6.25%(4)	4,250	394,586

		$2,656,384

Insurance — 3.4%
Allianz SE, 8.375%	12,690	$334,699
Aspen Insurance Holdings, Ltd., 7.25%	31,065	817,631
Aspen Insurance Holdings, Ltd., 7.401%(3)	15,200	397,784
AXA SA, 6.379%(3)(4)	891	740,268
Axis Capital Holdings, Ltd., Series C, 6.875%	16,062	440,099
Endurance Specialty Holdings, Ltd., Series B, 7.50%	63,350	1,666,738
Montpelier Re Holdings, Ltd., 8.875%	123,450	3,310,929
PartnerRe, Ltd., Series E, 7.25%	26,281	726,932
Prudential PLC, 6.50%	2,022	1,968,136

		$10,403,216

Machinery — 0.8%
Stanley Black & Decker, Inc., 5.75%(2)	96,965	$2,502,909

		$2,502,909

Oil, Gas & Consumable Fuels — 0.3%
Nexen, Inc., 7.35%	39,880	$1,008,964

		$1,008,964

Real Estate Investment Trusts (REITs) — 2.1%
CapLease, Inc., Series A, 8.125%	75,000	$1,888,500
Cedar Shopping Centers, Inc., Series A, 8.875%	36,754	945,680
DDR Corp., Series I, 7.50%	74,500	1,874,420
Regency Centers Corp., Series 6, 6.625%	26,320	699,059
Sunstone Hotel Investors, Inc., Series D, 8.00%	41,400	1,082,714

		$6,490,373

Telecommunications — 0.3%
Centaur Funding Corp., 9.08%(4)	640	$768,800

		$768,800

Thrifts & Mortgage Finance — 0.2%
Elmira Savings Bank FSB (The), 8.998%(3)	825	$684,750

		$684,750

Total Preferred Stocks (identified cost $70,316,038)		$73,883,792

Corporate Bonds & Notes — 8.9%

Security	Principal Amount (000’s omitted)	Value
Commercial Banks — 1.9%
ABN Amro North American Holding Preferred Capital Repackage Trust I, 6.523% to 11/8/12, 12/29/49(4)(7)	$807	$762,615
Banco Industriale Comercial SA, 8.50%, 4/27/20(4)	740	749,250
Capital One Capital III, 7.686% to 8/15/36, 8/1/66(7)	232	235,190
Citigroup Capital III, 7.625%, 12/1/36	820	898,877
Groupe BPCE, 12.50% to 9/30/19, 8/29/49(4)(7)	1,936	2,002,747
Mellon Capital IV, 4.00%, 6/29/49(3)	398	335,657
SunTrust Preferred Capital I, 4.00%, 6/29/49(3)	1,000	748,750

		$5,733,086

Security	Principal Amount (000’s omitted)	Value
Diversified Financial Services — 2.0%
General Electric Capital Corp., Series A, 7.125% to 6/15/22, 12/15/49(7)	$1,618	$1,757,303
General Electric Capital Corp., Series B, 6.25% to 12/15/22, 12/15/49(7)	2,040	2,095,284
HSBC Finance Capital Trust IX, 5.911% to 11/30/15, 11/30/35(7)	500	482,500
Textron Financial Corp., 6.00% to 2/15/17, 2/15/67(4)(7)	2,360	1,899,800

		$6,234,887

Electric Utilities — 1.3%
Energisa SA, 9.50%, 1/29/49(4)	$800	$844,000
PPL Capital Funding, Inc., Series A, 6.70% to 3/30/17, 3/30/67(7)	3,000	3,070,542

		$3,914,542

Industrial Conglomerates — 0.4%
Hutchison Whampoa International 12, Ltd., 6.00% to 5/7/17, 5/29/49(4)(7)	$1,200	$1,231,500

		$1,231,500

Insurance — 2.2%
MetLife, Inc., 10.75% to 8/1/34, 8/1/39, 8/1/69(7)(8)	$2,000	$2,900,000
QBE Capital Funding II, LP, 6.797% to 6/1/17, 6/29/49(4)(7)	735	647,082
QBE Capital Funding III, Ltd., 7.25% to 5/24/21, 5/24/41(4)(7)	491	460,426
Swiss Re Capital I, LP, 6.854% to 5/25/16, 5/25/49(4)(7)	807	790,063
XL Capital, Ltd., Series E, 6.50% to 4/15/17, 12/29/49(7)	2,455	2,141,988

		$6,939,559

Pipelines — 1.1%
Enterprise Products Operating, LLC, 7.00% to 6/1/17, 6/1/67(7)	$1,000	$1,040,285
Southern Union Co., 3.483%, 11/1/66(3)	2,750	2,255,000

		$3,295,285

Total Corporate Bonds & Notes (identified cost $25,510,778)		$27,348,859

Exchange-Traded Funds — 0.5%

Security	Shares	Value
iShares S&P Index Fund	39,745	$1,566,351

		$1,566,351

Total Exchange-Traded Funds (identified cost $1,565,651)		$1,566,351

Short-Term Investments — 1.8%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(9)	$5,706	$5,706,139

Total Short-Term Investments (identified cost $5,706,139)		$5,706,139

Total Investments — 136.7% (identified cost $380,405,467)		$422,644,100

Description	Interest (000’s omitted)	Value
Other Assets, Less Liabilities — (36.7)%		$(113,579,424)

Net Assets — 100.0%		$309,064,676

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

SDR	-	Swedish Depositary Receipt

(1)	Security has been segregated as collateral with the custodian for borrowings under the Committed Facility Agreement.

(2)	Non-income producing security.

(3)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2012.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2012, the aggregate value of these securities is $19,974,746 or 6.5% of the Fund’s net assets.

(5)	Defaulted security.

(6)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(7)	Security converts to floating rate after the indicated fixed-rate coupon period.

(8)	The maturity dates shown are the scheduled maturity date and final maturity date, respectively. The scheduled maturity date is earlier than the final maturity date due to the possibility of earlier repayment.

(9)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2012 was $3,081.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	60.2%	$254,431,082
United Kingdom	9.8	41,347,214
France	6.2	26,199,567
Germany	4.8	20,228,349
Canada	2.0	8,296,553
Switzerland	1.9	8,209,877
Bermuda	1.7	7,360,113
Netherlands	1.6	6,826,481
Sweden	1.6	6,677,458
Ireland	1.6	6,633,000
Italy	1.3	5,711,808
Norway	1.3	5,590,260
Spain	1.1	4,528,469
Cayman Islands	1.0	4,142,288
Taiwan	1.0	4,135,120
Japan	0.9	3,989,649
Belgium	0.9	3,956,150
Australia	0.7	2,787,412
Brazil	0.4	1,593,250
Iceland	0.0	0

Total Investments	100.0%	$422,644,100

The Fund did not have any open financial instruments at July 31, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$380,471,977

Gross unrealized appreciation	$51,342,703
Gross unrealized depreciation	(9,170,580)

Net unrealized appreciation	$42,172,123

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Consumer Discretionary	$18,151,240	$10,328,196		$—	$28,479,436
Consumer Staples	12,986,069	13,192,928		—	26,178,997
Energy	23,953,860	11,818,154		—	35,772,014
Financials	50,382,429	5,610,327		—	55,992,756
Health Care	9,774,640	11,483,989		—	21,258,629
Industrials	19,591,970	7,121,140		—	26,713,110
Information Technology	39,164,592	—		—	39,164,592
Materials	16,468,780	9,783,660		—	26,252,440
Telecommunication Services	8,194,850	22,997,577		—	31,192,427
Utilities	4,647,060	18,487,498		—	23,134,558
Total Common Stocks	$203,315,490	$110,823,469	**	$—	$314,138,959
Preferred Stocks
Consumer Staples	$—	$2,656,384		$—	$2,656,384
Energy	1,008,964	—		—	1,008,964
Financials	30,483,935	27,844,878		0	58,328,813
Industrials	—	2,502,909		—	2,502,909
Telecommunication Services	—	768,800		—	768,800
Utilities	—	8,617,922		—	8,617,922
Total Preferred Stocks	$31,492,899	$42,390,893		$0	$73,883,792
Corporate Bonds & Notes	$—	$27,348,859		$—	$27,348,859
Exchange-Traded Funds	1,566,351	—		—	1,566,351
Short-Term Investments	—	5,706,139		—	5,706,139
Total Investments	$236,374,740	$186,269,360		$0	$422,644,100

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2012 is not presented.

At July 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund

By:	/s/ Judith A. Saryan
Judith A. Saryan
President

Date:	September 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Judith A. Saryan
Judith A. Saryan
President

Date:	September 24, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	September 24, 2012